Quarterly Holdings Report
for
Fidelity® Disruptive Medicine ETF
February 28, 2025
DRM-NPRT3-0425
1.9907233.101
Common Stocks - 99.9%
	Shares	Value ($)
BELGIUM - 2.6%
Health Care - 2.6%
Pharmaceuticals - 2.6%
UCB SA	7,373	1,388,564
CANADA - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Xenon Pharmaceuticals Inc (a)	15,469	572,662
CHINA - 1.8%
Health Care - 1.8%
Biotechnology - 1.8%
Zai Lab Ltd ADR (a)	28,515	987,760
DENMARK - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Ascendis Pharma A/S ADR (a)	3,865	605,182
FRANCE - 1.9%
Health Care - 1.9%
Life Sciences Tools & Services - 1.9%
Sartorius Stedim Biotech	4,896	1,010,694
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	2,000	225,840
NETHERLANDS - 4.7%
Health Care - 4.7%
Biotechnology - 4.7%
Argenx SE ADR (a)	3,016	1,884,005
Merus NV (a)	14,000	659,260

TOTAL NETHERLANDS		2,543,265
SWITZERLAND - 1.3%
Health Care - 1.3%
Life Sciences Tools & Services - 1.3%
Lonza Group AG	1,063	669,386
UNITED STATES - 85.0%
Health Care - 85.0%
Biotechnology - 18.5%
Alnylam Pharmaceuticals Inc (a)	6,038	1,489,877
AnaptysBio Inc (a)(b)	6,300	105,966
Arcellx Inc (a)	2,464	159,716
Crinetics Pharmaceuticals Inc (a)	11,500	411,470
Cytokinetics Inc (a)(b)	11,735	539,810
Day One Biopharmaceuticals Inc (a)	15,300	138,618
Denali Therapeutics Inc (a)	8,400	139,104
Dyne Therapeutics Inc (a)	18,300	249,063
Exact Sciences Corp (a)(b)	29,536	1,400,302
Janux Therapeutics Inc (a)	14,042	461,841
Keros Therapeutics Inc (a)(b)	11,773	130,445
Legend Biotech Corp ADR (a)	37,859	1,325,444
MoonLake Immunotherapeutics Class A (a)(b)	11,600	484,416
Natera Inc (a)	1,927	299,822
Nurix Therapeutics Inc (a)	8,900	137,505
Perspective Therapeutics Inc (a)(b)	18,800	52,263
Regeneron Pharmaceuticals Inc	2,235	1,561,684
Vaxcyte Inc (a)	6,485	473,535
Veracyte Inc (a)	9,500	330,220
		9,891,101
Health Care Equipment & Supplies - 37.8%
Align Technology Inc (a)	1,845	345,070
Boston Scientific Corp (a)	38,904	4,037,846
Dexcom Inc (a)	14,307	1,264,310
Edwards Lifesciences Corp (a)	16,129	1,155,159
Glaukos Corp (a)(b)	5,500	660,110
Inspire Medical Systems Inc (a)(b)	5,824	1,080,876
Insulet Corp (a)	9,113	2,481,197
Intuitive Surgical Inc (a)	4,539	2,601,528
iRhythm Technologies Inc (a)	2,803	308,777
Masimo Corp (a)	6,888	1,300,248
Penumbra Inc (a)	6,186	1,765,732
PROCEPT BioRobotics Corp (a)	9,900	636,966
ResMed Inc	3,044	710,835
Stryker Corp	3,872	1,495,328
Tandem Diabetes Care Inc (a)(b)	18,678	413,531
		20,257,513
Health Care Providers & Services - 10.5%
agilon health Inc (a)	421,694	1,315,685
LifeStance Health Group Inc (a)	183,746	1,431,381
Privia Health Group Inc (a)	33,946	847,632
UnitedHealth Group Inc	4,277	2,031,404
		5,626,102
Health Care Technology - 8.4%
Doximity Inc Class A (a)	11,973	844,097
Phreesia Inc (a)	24,534	651,132
Veeva Systems Inc Class A (a)	5,181	1,161,269
Waystar Holding Corp (a)	42,048	1,827,827
		4,484,325
Life Sciences Tools & Services - 7.4%
10X Genomics Inc Class A (a)(b)	23,248	248,521
Bruker Corp	11,063	522,395
Danaher Corp	8,686	1,804,603
Thermo Fisher Scientific Inc	1,907	1,008,727
West Pharmaceutical Services Inc	1,620	376,391
		3,960,637
Pharmaceuticals - 2.4%
Eli Lilly & Co	1,213	1,116,724
Structure Therapeutics Inc ADR (a)	6,300	149,625
		1,266,349
TOTAL UNITED STATES		45,486,027
TOTAL COMMON STOCKS (Cost $46,600,179)		53,489,380

Money Market Funds - 5.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	55,147	55,158
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	2,959,171	2,959,467
TOTAL MONEY MARKET FUNDS (Cost $3,014,625)			3,014,625

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $49,614,804)	56,504,005
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(2,958,769)
NET ASSETS - 100.0%	53,545,236

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	460,863	4,259,499	4,665,205	13,820	1	-	55,158	55,147	0.0%
Fidelity Securities Lending Cash Central Fund	3,522,700	33,207,518	33,770,751	1,315	-	-	2,959,467	2,959,171	0.0%
Total	3,983,563	37,467,017	38,435,956	15,135	1	-	3,014,625	3,014,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.